                       [graphic] Fidelity
                                 Investments(R)













                                Lincoln National

                                Equity-Income Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002


                                                          Equity-Income Fund

Lincoln National

Equity-Income Fund, Inc.


Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                           5

     Statements of Changes in Net Assets                               5

     Financial Highlights                                              6

     Notes to Financial Statements                                     7

Lincoln National

Equity-Income Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002




                [graphic] Fidelity
Managed by:               Investments(R)



The Lincoln National Equity-Income Fund returned -8.3%(1) for the six months ended June 30, 2002 underperforming its style-specific index, the Russell 1000 Value Index* return of -4.8%, however, outperforming a broader market index, the S&P 500 Index** return of -13.2%.

In the first half of 2002, positive economic data suggested that the recession last year was short lived. However, concerns about a possible tightening of interest rates by the Federal Reserve and a growing lack of investor confidence in U.S. equities - amid a spate of corporate scandals-sent major market indexes tumbling. Selected turnarounds enhanced relative performance in traditionally defensive consumer staples. Underexposure to telecommunications services and utilities was beneficial to Fund performance, as this sector lagged amid questions about accounting as well as weak demand. The financial sector, however, was the predominant detractor from relative return.

The portfolio had shifted away from credit providers who benefited from monetary policy easing and moved towards transaction-oriented companies. This strategy was detrimental to return as choppy conditions and lackluster transactions volumes hurt emphasized positions while a number of smaller cap stock not held by the fund lifted the relative return of the index in the segment. Additionally, below average returns in consumer discretionary, including weak performing media stocks, and an overexposure to the hard hit information technology sector negatively impacted performance.

Amid brutal market conditions at midyear, we continued to try to position the portfolio to take advantage of opportunities in a wide range of areas by focusing on turnarounds and well managed companies with problems that we believed would lessen over time. We maintained a fairly aggressive posture with minimal cash, and we looked for attractively valued large cap stocks with good dividend yields that would have considerable upside potential in an eventual sustained economic and market recovery. As the number of companies with problems multiplied, we centered our work more on profitable companies with solid balanced sheets that could weather heightened economic and market uncertainty amid some investor fears that erosion in confidence would have a negative impact on spending. Among sectors, top commitments on an absolute basis included financials, information technology and consumer staples.


Stephen DuFour





(1) After the deduction of fund expenses.

* The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.


                              Equity-Income Fund 1

Lincoln National

Equity-Income Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                               Number         Market
Common Stock - 92.80%                                          of Shares      Value
------------------------------------------------------------------------------------------
Aerospace & Defense - 0.88%
------------------------------------------------------------------------------------------
  Lockheed Martin                                                 91,900   $     6,387,050
------------------------------------------------------------------------------------------
                                                                                 6,387,050
Automobiles & Automotive Parts - 0.43%
------------------------------------------------------------------------------------------
  Delphi                                                         114,100         1,506,120
  Genuine Parts                                                   47,700         1,663,299
------------------------------------------------------------------------------------------
                                                                                 3,169,419
Banking - 7.08%
------------------------------------------------------------------------------------------
  Bank of America                                                196,300        13,811,668
  Bank One                                                        75,500         2,905,240
  Comerica                                                        46,700         2,867,380
  Fifth Third Bancorp                                             63,200         4,212,280
  Golden West Financial                                           48,800         3,356,464
  Greater Bay Bancorp                                             12,500           384,500
  Sovereign Bancorp                                              142,000         2,122,900
  State Street                                                     8,800           393,360
  Wachovia                                                       440,800        16,829,744
  Wells Fargo                                                     93,900         4,700,634
------------------------------------------------------------------------------------------
                                                                                51,584,170
Buildings & Materials - 0.21%
------------------------------------------------------------------------------------------
  Masco                                                           55,300         1,499,183
------------------------------------------------------------------------------------------
                                                                                 1,499,183
Cable, Media & Publishing - 4.80%
------------------------------------------------------------------------------------------
+ AOL Time Warner                                                851,400        12,524,094
  Belo Class A                                                   131,800         2,979,998
+ Comcast Special Class A                                        396,200         9,445,408
  EW Scripps                                                      50,300         3,873,100
  McGraw-Hill                                                     26,400         1,576,080
  Media General Class A                                           11,400           688,560
  Meredith                                                        20,800           797,680
  New York Times                                                  21,700         1,117,550
  Washington Post Class B                                          3,660         2,013,000
------------------------------------------------------------------------------------------
                                                                                35,015,470
Chemicals - 1.62%
------------------------------------------------------------------------------------------
  Albemarle                                                       67,500         2,082,375
  Avery Dennison                                                  96,600         6,061,650
  Ferro                                                           32,900           991,935
  Praxair                                                         47,400         2,700,378
------------------------------------------------------------------------------------------
                                                                                11,836,338
Computers & Technology - 4.68%
------------------------------------------------------------------------------------------
+ Acxiom                                                          34,176           597,738
+ Jabil Circuit                                                  289,500         6,111,345
+ Microsoft                                                      286,900        15,693,430
+ Oracle                                                         214,100         2,027,527
  Reynolds & Reynolds Class A                                     73,400         2,051,530
+ Sun Microsystems                                               394,300         1,975,443
+ Veritas Software                                               188,200         3,724,478
+ Yahoo                                                          132,100         1,949,796
------------------------------------------------------------------------------------------
                                                                                34,131,287
Consumer Products - 4.14%
------------------------------------------------------------------------------------------
  Clorox                                                         220,400         9,113,540
  Colgate-Palmolive                                               17,600           880,880
  Gillette                                                       121,800         4,125,366
  Newell Rubbermaid                                               34,100         1,195,546
  Procter & Gamble                                               166,100        14,832,730
------------------------------------------------------------------------------------------
                                                                                30,148,062


                                                               Number         Market
Diversified REITs - 0.57%                                      of Shares      Value
------------------------------------------------------------------------------------------
  Duke-Weeks Realty                                              142,500    $    4,125,375
------------------------------------------------------------------------------------------
                                                                                 4,125,375
Electronics & Electrical Equipment - 6.72%
------------------------------------------------------------------------------------------
+ Amphenol                                                        56,500         2,034,000
+ Analog Devices                                                 676,300        20,086,110
  AVX                                                             20,300           331,499
  Baldor Electric                                                 12,600           315,756
+ Benchmark Electronics                                           37,000         1,067,080
+ Celestica                                                       36,600           831,186
  Emerson Electric                                                31,100         1,664,161
  General Electric                                               447,200        12,991,160
  Lincoln Electric Holdings                                        9,800           263,620
+ Micron Technology                                              150,500         3,043,110
  Regal Beloit                                                    37,700           897,637
+ Tektronix                                                        3,000            56,130
  Teleflex                                                        16,400           937,260
+ Teradyne                                                       115,600         2,716,600
+ Waters                                                          64,200         1,714,140
------------------------------------------------------------------------------------------
                                                                                48,949,449
Energy - 8.72%
------------------------------------------------------------------------------------------
  Burlington Resources                                           185,800         7,060,400
  Conoco                                                          11,200           311,360
+ Cooper Cameron                                                  56,100         2,716,362
  Devon Energy                                                    94,800         4,671,744
  ENSCO International                                             52,300         1,425,698
  EOG Resources                                                  105,900         4,204,230
  Exxon-Mobil                                                    166,700         6,821,364
  Occidental Petroleum                                            87,100         2,612,129
  Schlumberger Limited                                           649,300        30,192,450
+ Smith International                                             26,600         1,813,854
+ Spinnaker Exploration                                           48,400         1,743,368
------------------------------------------------------------------------------------------
                                                                                63,572,959
Finance - 18.85%
------------------------------------------------------------------------------------------
  Allied Capital                                                  35,700           808,605
  Charles Schwab                                               3,259,850        36,510,320
  Citigroup                                                      519,066        20,113,808
  Fannie Mae                                                     409,700        30,215,375
  Goldman Sachs                                                   35,200         2,581,920
  JP Morgan Chase                                                637,600        21,627,392
  Lehman Brothers                                                 59,400         3,713,688
  MBNA                                                            37,400         1,236,818
  Morgan Stanley Dean Witter                                     477,200        20,557,776
------------------------------------------------------------------------------------------
                                                                               137,365,702
Food, Beverage & Tobacco - 8.23%
------------------------------------------------------------------------------------------
  Anheuser-Busch                                                  77,500         3,875,000
  Coca-Cola                                                      322,710        18,071,760
  Conagra Foods                                                   52,800         1,459,920
+ Dean Foods                                                     168,100         6,270,130
  Kraft Foods                                                     66,900         2,739,555
  Loews - Carolina Group                                          47,700         1,290,285
  McCormick & Company                                            153,900         3,962,925
  PepsiCo                                                        150,100         7,234,820
  Philip Morris                                                  297,100        12,977,328
  Tyson Foods Class A                                            135,700         2,104,707
------------------------------------------------------------------------------------------
                                                                                59,986,430
Healthcare & Pharmaceuticals - 5.17%
------------------------------------------------------------------------------------------
  Abbott Laboratories                                             25,800           971,370
  Bristol-Myers Squibb                                           139,500         3,585,150
  Merck & Company                                                122,400         6,198,336
  Pfizer                                                         461,200        16,142,000
  Schering-Plough                                                128,900         3,170,940
  UnitedHealth                                                    35,000         3,204,250
  Wyeth                                                           86,600         4,433,920
------------------------------------------------------------------------------------------
                                                                                37,705,966
Industrial Machinery - 1.88%
------------------------------------------------------------------------------------------
  Carlisle Companies                                              20,600           926,588
  Eaton                                                          160,500        11,676,375
  Parker Hannifin                                                 23,200         1,108,728
------------------------------------------------------------------------------------------
                                                                                13,711,691

                              Equity-Income Fund 2


                                                               Number         Market
Insurance - 4.13%                                              of Shares      Value
------------------------------------------------------------------------------------------
  ACE Limited                                                     32,200   $     1,017,520
  AFLAC                                                           96,700         3,094,400
  Allstate                                                        30,000         1,109,400
  American International                                         307,800        21,001,194
  Cincinnati Financial                                            34,100         1,586,673
  Old Republic International                                      73,600         2,318,400
------------------------------------------------------------------------------------------
                                                                                30,127,587
Leisure, Lodging & Entertainment - 1.33%
------------------------------------------------------------------------------------------
  Marriott International Class A                                 127,600         4,855,180
  McDonald's                                                      21,200           603,140
+ MGM Mirage                                                     126,100         4,255,875
------------------------------------------------------------------------------------------
                                                                                 9,714,195
Metals & Mining - 3.37%
------------------------------------------------------------------------------------------
  Alcoa                                                           89,600         2,970,240
  Hubbell Class B                                                 77,800         2,656,870
  Illinois Tool Works                                             25,800         1,778,136
  Newmont Mining                                                 578,100        15,221,373
  Precision Castparts                                             58,200         1,920,600
------------------------------------------------------------------------------------------
                                                                                24,547,219
Miscellaneous - 0.17%
------------------------------------------------------------------------------------------
  Manpower                                                        34,200         1,256,850
------------------------------------------------------------------------------------------
                                                                                 1,256,850
Office & Industrial REITs - 0.98%
------------------------------------------------------------------------------------------
  AMB Property                                                    43,800         1,357,800
  Equity Office Properties Trust                                  90,400         2,721,040
  First Industrial Realty                                         21,200           696,420
  Prologis                                                        91,200         2,371,200
------------------------------------------------------------------------------------------
                                                                                 7,146,460
Retail - 0.93%
------------------------------------------------------------------------------------------
+ Federated Department Stores                                     55,400         2,199,380
  Home Depot                                                      35,100         1,289,223
  Nordstrom                                                       11,600           262,740
  Sherwin-Williams                                                20,900           625,537
  Target                                                          63,300         2,411,730
------------------------------------------------------------------------------------------
                                                                                 6,788,610
Telecommunications - 5.09%
------------------------------------------------------------------------------------------
  BellSouth                                                    1,106,800        34,864,200
+ Qualcomm                                                        14,600           401,354
+ Qwest Communications
   International                                                 649,200         1,817,760
------------------------------------------------------------------------------------------
                                                                                37,083,314
Textiles, Apparel & Furniture - 0.32%
------------------------------------------------------------------------------------------
  Leggett & Platt                                                100,600         2,354,040
------------------------------------------------------------------------------------------
                                                                                 2,354,040
Transportation & Shipping - 2.36%
------------------------------------------------------------------------------------------
  Delta Air Lines                                                 42,660           853,200
+ Knight Transportation                                           73,502         1,704,511
  Norfolk Southern                                               151,000         3,530,380
  Union Pacific                                                   32,000         2,024,960
  United Parcel Service Class B                                   94,400         5,829,200
  Werner Enterprises                                             152,600         3,251,906
------------------------------------------------------------------------------------------
                                                                                17,194,157
Utilities - 0.14%
------------------------------------------------------------------------------------------
  KeySpan                                                         27,100         1,020,315
------------------------------------------------------------------------------------------
                                                                                 1,020,315
Total Common Stock
 (cost $699,942,320)                                                           676,421,298
------------------------------------------------------------------------------------------


Convertible Preferred                                         Number          Market
Stock - 2.79%                                                 of Shares       Value
------------------------------------------------------------------------------------------
Aerospace & Defense - 0.48%
------------------------------------------------------------------------------------------
  Northrop Grumman 7.25%                                          26,600   $     3,534,076
------------------------------------------------------------------------------------------
                                                                                 3,534,076
Banking, Finance & Insurance - 0.24%
------------------------------------------------------------------------------------------
  Prudential Financial 6.75%                                      30,000         1,728,000
------------------------------------------------------------------------------------------
                                                                                 1,728,000
Computers & Technology - 1.26%
------------------------------------------------------------------------------------------
  Motorola 7.00%                                                 200,400         9,192,348
------------------------------------------------------------------------------------------
                                                                                 9,192,348
Food, Beverage & Tobacco - 0.08%
------------------------------------------------------------------------------------------
  Suiza Cap Trust 5.50%                                           11,600           607,550
------------------------------------------------------------------------------------------
                                                                                   607,550
Miscellaneous - 0.04%
------------------------------------------------------------------------------------------
  United Rentals 6.50%                                             7,400           283,050
------------------------------------------------------------------------------------------
                                                                                   283,050
Paper & Forest Products - 0.10%
------------------------------------------------------------------------------------------
  Boise Cascade 7.50%                                             13,700           733,635
------------------------------------------------------------------------------------------
                                                                                   733,635
Utilities - 0.59%
------------------------------------------------------------------------------------------
  Cinergy 9.50%                                                   30,200         1,765,190
  Dominion Resources 8.75%                                        18,100           973,780
  Keyspan 8.75%                                                   29,900         1,560,780
------------------------------------------------------------------------------------------
                                                                                 4,299,750
Total Convertible Preferred Stock
 (cost $20,070,855)                                                             20,378,409
------------------------------------------------------------------------------------------

                              Equity-Income Fund 3


                                                               Principal        Market
Convertible Bonds - 2.91%                                      Amount           Value
------------------------------------------------------------------------------------------
Banking, Finance & Insurance - 0.51%
------------------------------------------------------------------------------------------
  E*trade 6.00% 2/1/07                                       $ 4,860,000    $    3,699,675
------------------------------------------------------------------------------------------
                                                                                 3,699,675
Computers & Technology - 0.45%
------------------------------------------------------------------------------------------
  Semtech 4.50% 2/1/07                                         2,170,000         2,050,650
++Solectron 3.69% 5/8/20                                       2,050,000         1,209,500
------------------------------------------------------------------------------------------
                                                                                 3,260,150
Consumer Products - 0.45%
------------------------------------------------------------------------------------------
  Corning 3.50% 11/1/08                                        4,820,000         3,289,650
------------------------------------------------------------------------------------------
                                                                                 3,289,650
Electronics & Electrical Equipment - 0.80%
------------------------------------------------------------------------------------------
++Sanmina 5.10% 9/12/20                                        6,050,000         2,238,500
  SCI Systems 3.00% 3/15/07                                    5,080,000         3,606,800
------------------------------------------------------------------------------------------
                                                                                 5,845,300
Industrial Machinery - 0.18%
------------------------------------------------------------------------------------------
  Kulicke & Soffa 4.75% 12/15/06                               1,550,000         1,309,750
------------------------------------------------------------------------------------------
                                                                                 1,309,750
Retail - 0.52%
------------------------------------------------------------------------------------------
  Gap 144A 5.75% 3/15/09                                       3,320,000         3,797,250
------------------------------------------------------------------------------------------
                                                                                 3,797,250
Total Convertible Bonds
 (cost $23,973,359)                                                             21,201,775
------------------------------------------------------------------------------------------

                                                               Number of
Foreign Common Stock - 0.08%                                   Shares
------------------------------------------------------------------------------------------
Canada - 0.08%
------------------------------------------------------------------------------------------
+Celestica                                                        25,200           567,162
Total Foreign Common Stock
 (cost $764,044)                                                                   567,162
------------------------------------------------------------------------------------------


                                                               Principal        Market
Commercial Paper- 1.74%                                        Amount           Value
------------------------------------------------------------------------------------------
Federal Home Loan Discount Note
 1.87% 7/1/02                                                $12,655,000     $  12,655,000
------------------------------------------------------------------------------------------
Total Commercial Paper
 (cost $12,655,000)                                                            $12,655,000
------------------------------------------------------------------------------------------
Total Market Value of Securities - 100.32%
 (cost $757,405,578)                                                           731,223,644
------------------------------------------------------------------------------------------
Liabilities Net of Receivables and
 Other Assets - (0.32%)                                                         (2,308,789)
------------------------------------------------------------------------------------------
Net Assets - 100.00%
(Equivalent to $13.918 per share based
 on 52,370,281 shares issued and
 outstanding)                                                                $ 728,914,855
------------------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002
Common Stock, par value $.01
 per share, 100,000,000
 authorized shares                                                           $      52,370
Paid in capital in excess of par value
 of share issued                                                               757,709,910
Undistributed net investment income*                                             4,845,809
Accumulated net realized loss on
 investments                                                                    (7,511,193)
Net unrealized appreciation of
 investments and foreign currencies                                            (26,182,041)
------------------------------------------------------------------------------------------
Total Net Assets                                                             $ 728,914,855
------------------------------------------------------------------------------------------

+  Non-income producing security for the period ended June 30, 2002.
++ Zero coupon band. The interest rate shown is the yield at the time of purchase.
* Undistributed net investment income includes net realized gain (loss) on foreign currencies. Net realized gain (loss) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.


                              Equity-Income Fund 4

Lincoln National Equity-Income Fund, Inc.


Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Dividends                                                                                  $  5,954,739
--------------------------------------------------------------------------------------------------------
 Interest                                                                                        779,473
--------------------------------------------------------------------------------------------------------
 Other                                                                                           234,448
--------------------------------------------------------------------------------------------------------
   Total investment income                                                                     6,968,660
--------------------------------------------------------------------------------------------------------
Expenses:
 Management fees                                                                               2,901,072
--------------------------------------------------------------------------------------------------------
 Accounting fees                                                                                 159,987
--------------------------------------------------------------------------------------------------------
 Printing and Postage                                                                             48,024
--------------------------------------------------------------------------------------------------------
 Custody fees                                                                                     23,688
--------------------------------------------------------------------------------------------------------
 Professional fees                                                                                16,270
--------------------------------------------------------------------------------------------------------
 Directors fees                                                                                    3,150
--------------------------------------------------------------------------------------------------------
 Other                                                                                            19,582
--------------------------------------------------------------------------------------------------------
                                                                                               3,171,773
--------------------------------------------------------------------------------------------------------
Less expenses paid indirectly                                                                    (1,841)
--------------------------------------------------------------------------------------------------------
 Total expenses                                                                                3,169,932
--------------------------------------------------------------------------------------------------------
Net investment income                                                                          3,798,728
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
--------------------------------------------------------------------------------------------------------
 Investments                                                                                     136,772
--------------------------------------------------------------------------------------------------------
 Foreign currency                                                                                 (2,803)
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency                                            133,969
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
--------------------------------------------------------------------------------------------------------
 Investments                                                                                 (70,725,373)
--------------------------------------------------------------------------------------------------------
 Foreign currency                                                                                  2,193
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation on
 investments and foreign currency                                                            (70,723,180)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                              (78,734,384)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                                                   $(66,790,498)
--------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                            Period ended
                                                                            6/30/02        Year ended
                                                                            (Unaudited)    12/31/01
                                                                             ---------------------------
Changes from operations:
--------------------------------------------------------------------------------------------------------
 Net investment income                                                       $  3,798,728   $ 10,129,505
--------------------------------------------------------------------------------------------------------
 Net realized gain on investments and foreign currency                            133,969      4,477,124
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments and foreign currency                                          (70,723,180)   (80,214,256)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                                     (66,790,498)   (65,607,627)
--------------------------------------------------------------------------------------------------------
Dividends and Distributions to shareholders from:
 Net investment income                                                                 --     (9,172,697)
--------------------------------------------------------------------------------------------------------
 Net realized gain on investments                                              (8,145,158)   (35,486,025)
--------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders                             (8,145,158)   (44,658,722)
--------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions                                       4,684,813     43,358,282
--------------------------------------------------------------------------------------------------------
 Total decrease in net assets                                                 (70,250,843)   (66,908,067)
--------------------------------------------------------------------------------------------------------
Net Assets, beginning of period                                               799,165,698    866,073,765
--------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                    $728,914,855   $799,165,698
--------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


                              Equity-Income Fund 5

Lincoln National Equity-Income Fund, Inc.


Financial Highlights

(Selected data for each capital share outstanding throughout each period)


                                                              Period ended
                                                              6/30/02(1)     Year ended December 31,
                                                              (Unaudited)    2001       2000        1999        1998       1997
                                                              ---------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.339      $ 17.443   $ 22.047    $ 21.715    $ 20.118   $ 15.780
Income (loss) from investment operations:
 Net investment income(2)                                         0.073         0.197      0.164       0.189       0.282      0.229
 Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency
   transactions                                                  (1.338)       (1.420)     1.583       1.204       2.204      4.511
                                                              ---------------------------------------------------------------------
 Total from investment
   operations                                                    (1.265)       (1.223)     1.747       1.393       2.486      4.740
                                                              ---------------------------------------------------------------------
Less dividends and distributions
 from:
 Net investment income                                               --        (0.177)    (0.125)     (0.171)     (0.460)        --
 Net realized gain on
   investments                                                   (0.156)       (0.704)    (6.226)     (0.890)     (0.429)   (0.402)
                                                              ---------------------------------------------------------------------
 Total dividends and
   distributions                                                 (0.156)       (0.881)    (6.351)     (1.061)     (0.889)   (0.402)
                                                              ---------------------------------------------------------------------
 Net asset value, end of period                                $ 13.918      $ 15.339   $ 17.443    $ 22.047    $ 21.715   $ 20.118
                                                              ---------------------------------------------------------------------
 Total Return(3)                                                 (8.34%)       (7.34%)    10.62%       6.27%      12.73%     30.68%
Ratios and supplemental data:
 Ratio of expenses to average
   net assets                                                     0.81%         0.80%      0.79%       0.79%       0.79%      1.02%
 Ratio of net investment
   income to average
   net assets                                                     0.97%         1.23%      0.89%       0.86%       1.40%      1.46%
Portfolio Turnover                                                 134%          127%       143%        191%         29%        18%
Net assets, end of period
 (000 omitted)                                                 $728,915      $799,166   $866,074    $990,758    $991,977   $811,070


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method for the six months ended June 30, 2002, and years ended December 31, 2001, 2000, 1999 and 1998.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).


See accompanying notes to financial statements.


                              Equity-Income Fund 6

Lincoln National Equity-Income Fund, Inc.

Notes to Financial Statements

June 30, 2002 (Unaudited)


The Fund: The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Fund participates in a "commission recapture program" whereby a portion of commissions paid on investment transactions may be related to the Fund. For the period ended June 30, 2002, the Fund received $234,448 under the program, which is included in other income on the Statement of Operations.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset agreement amounted to $1,841.


                              Equity-Income Fund 7

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is a wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess over $500 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. In return for these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments was $757,405,578. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized appreciation and the net unrealized depreciation at June 30, 2002 are as follows:


                      Aggregate      Aggregate       Gross           Gross          Net
                      Cost of        Proceeds        Unrealized      Unrealized     Unrealized
                      Purchases      from Sales      Appreciation    Depreciation   Depreciation
                      --------------------------------------------------------------------------
                      $514,991,399   $514,449,627     $41,330,043    $(67,511,977)  $(26,181,934)


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was follows:

                                                           Period ended    Year ended
                                                           6/30/02         12/31/01
                                                            --------------------------
                      Ordinary income                       $       --     $ 9,382,414
                      Long-term capital gain                 8,145,158      35,276,308
                                                            ----------     -----------
                      Total                                 $8,145,158     $44,658,722
                                                            ==========     ===========

In addition, the Fund declared an ordinary consent dividend of $952,532 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in-capital.

5. Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2002, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.


                             Equity-Income Fund  8

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

In addition, the Fund declared an ordinary income consent dividend of $952,532 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in-capital.

6. Summary of Changes From Capital Share Transactions


                                                   Shares Issued Upon
                                                   Reinvestment of                                          Net Increase
                        Capital                    Dividends &                Capital Shares                Resulting from Capital
                        Shares Sold                Distributions              Redeemed                      Share Transactions
                         ----------------------------------------------------------------------------------------------------------
                        Shares       Amount        Shares       Amount        Shares        Amount          Shares      Amount
                         ----------------------------------------------------------------------------------------------------------
Period ended
June 30, 2002:          1,367,011    $20,885,580     542,793    $ 8,145,158   (1,640,880)   $(24,345,925)     268,924   $ 4,684,813
Year ended
December 31, 2001:      3,265,623     52,832,724   2,697,078     44,658,722   (3,513,468)    (54,133,164)   2,449,233    43,358,282


7. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 25% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the year.


                             Equity-Income Fund  9